Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Principles of Consolidation—The consolidated financial statements include the accounts of Pacific Drilling S.A. and consolidated subsidiaries that we control by ownership of a majority voting interest. We apply the equity method of accounting for investments in entities when we have the ability to exercise significant influence over an entity that does not meet the variable entity criteria or meets the variable interest entity criteria, but for which we are not deemed to be the primary beneficiary. We eliminate all intercompany transactions and balances in consolidation.

The Restructuring was a business combination limited to entities that were all under the control of the Quantum Pacific Group and its affiliates, and, as such, the Restructuring was accounted for as a transaction between entities under common control. Accordingly, the consolidated financial statements of Pacific Drilling S.A. as of December 31, 2011 and 2010 and for the three-year period ended December 31, 2011 are presented using the historical values of the Predecessor’s financial statements on a combined basis prior to the Restructuring. The financial statements for each of the years in the three-year period ended December 31, 2011 present the results of the Company and its subsidiaries as if Pacific Drilling S.A. was formed and the Restructuring was completed on January 1, 2009.

We currently are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), which is fully controlled and 90% owned by us with 10% owned by Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Accordingly, we consolidate all PIDWAL interests and no portion of PIDWAL’s operating results is allocated to the noncontrolling interests.

Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Revenues earned and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and recognized over the primary term of the drilling contract. The actual cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract. Upon completion of drilling contracts, any demobilization fees received and related expenses are reported in income.

Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.

Accounts Receivable—We record trade accounts receivable at the amount we invoice our customers.

Allowance for Doubtful Accounts—We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables. We have no allowance for doubtful accounts as of December 31, 2011 and 2010.

Promissory Notes to Joint Venture—Contributions in the form of promissory notes to the Joint Venture were recorded at cost. The accrued interest on promissory notes from our Joint Venture was recorded at the amount due. Interest income from the Joint Venture was earned on the promissory notes based on the stated loan rates as discussed in Note 4.

Materials and Supplies—Materials and supplies held for consumption are carried at the lower of average cost or market. We recorded no allowance for obsolescence on materials and supplies as of December 31, 2011 and 2010.

Property and Equipment—Deepwater drillships are recorded at cost of construction, including any major capital improvements, less accumulated depreciation and impairment. Other property and equipment is recorded at cost and consists of purchased software systems, furniture, fixtures and other equipment. Planned major maintenance, ongoing maintenance, routine repairs and minor replacements are expensed as incurred.

Interest costs incurred on new borrowings attributable to qualifying new construction are capitalized. We capitalize interest costs for qualifying new construction from the point borrowing costs are incurred for the qualifying new construction and cease when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.

Property and equipment are depreciated to its salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

Long-Lived Assets—We review our long-lived assets, including property and equipment, for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include rapid declines in commodity prices and related market conditions, actual or expected declines in rig utilization, increases in idle time, cancellations of contracts or credit concerns of customers. We assess impairment using estimated undiscounted cash flows for the long-lived assets being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable. During 2011, 2010 and 2009, there were no long-lived asset impairments.

Investment Accounted for Using the Equity Method—Our 50% ownership in TPDI was accounted for using the equity method based upon the level of ownership and our ability to exercise significant influence over the operating and financial policies of the investee. The investment was adjusted periodically to recognize our proportionate share of the investee’s net income or losses after the date of investment. The Company evaluates its investment accounted for under the equity method for impairment when there was evidence or indicators that a decrease in value may be other than temporary. On March 30, 2011, our Predecessor assigned its equity interest in TPDI to a subsidiary of the Quantum Pacific Group (Note 9).

In reviewing their first quarter 2011 financial information, TPDI management identified certain misstatements in the financial statements of TPDI as of December 31, 2010 and for the years ended December 31, 2010 and 2009. As such, TPDI restated its financial statements as of December 31, 2010 and for the years ended December 31, 2010 and 2009. Within our consolidated statement of comprehensive income (loss), TPDI’s misstatements resulted in our reclassification adjustment for loss on Joint Venture derivative instruments realized in net income increasing by $23.1 million and $12.8 million and an offsetting increase in unrecognized loss of Joint Venture derivative instruments of $23.1 million and $12.8 million for the years ended December 31, 2010 and 2009, respectively. The consolidated statement of comprehensive income for the years ended December 31, 2010 and 2009 and the related footnotes have been adjusted to reflect the correction of these immaterial misstatements.

Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to expense using the effective interest rate method over the term of the applicable long-term debt.

Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with customers, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period. During 2011, total foreign exchange gains were $1.4 million and recorded in other income within our consolidated statements of operations. During 2010 and 2009, total foreign exchange gains (losses) were nominal.

Earnings per Share—Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding for the period. Basic and diluted EPS are retrospectively adjusted for the effects of stock dividends or stock splits. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS.

Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. To the extent the share-based awards will be settled in cash upon exercise, the awards are accounted for as a liability. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as employee compensation expense in the current period. The amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met. As such, the amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date.

Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded in our consolidated balance sheet at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.

For interest rate hedges related to interest not incurred to construct fixed assets, other comprehensive income is released to earnings as interest expense is accrued on the underlying debt. For interest rate hedges related to interest capitalized in the construction of fixed assets, other comprehensive income is released to earnings as the asset is depreciated over its useful life.

Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss.

We recognize loss of hire insurance recovery once realized or contingencies related to the realizability of the amount earned are resolved.

Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Subsequent Events—We have evaluated subsequent events through the date the financial statements were issued. See Note 21.

Recently Issued Accounting Standards

Fair Value Measurements and Disclosures—In May 2011, the FASB issued an accounting standards update that changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the application of existing fair value measurement requirements. This update is effective for annual periods beginning after December 15, 2011. We do not expect that our adoption will have a material effect on the disclosures contained in our notes to consolidated financial statements.

Presentation of Comprehensive Income—In June and December 2011, the FASB issued guidance on the presentation of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity and also requires presentation of reclassification adjustments from other comprehensive income to net income on the face of the financial statements. With the exception of the requirement to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements that has been deferred pending further deliberation by the FASB, this guidance is effective for fiscal years and interim periods beginning after December 15, 2011. We do not expect these changes to impact the consolidated financial statements other than the change in presentation.